                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06590

Morgan Stanley Insured Municipal Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)           (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                    COUPON      MATURITY
THOUSANDS                                                                     RATE         DATE               VALUE
---------                                                                     ----         ----               -----

           TAX-EXEMPT MUNICIPAL BONDS  (140.2%)
           General Obligation (15.3%)
  $3,000   Los Angeles, California, Ser 2004 A (MBIA)                         5.00%    09/01/24           $3,215,790
           District of Columbia,
   5,000      Refg Ser 1993 B (Ambac)                                         5.50        06/01/09            5,529,450
   6,000      Refg Ser 1993 B (FSA)                                           5.50        06/01/10            6,685,440
   5,000   Florida State Board of Education, Capital Outlay Refg 2002 Ser C
              (MBIA)                                                          5.00        06/01/19            5,445,050
           Aurora West School District 129, Illinois,
   1,000      Ser 2002 A (FGIC)                                               5.75        02/01/20            1,142,620
   2,000      Ser 2002 A (FGIC)                                               5.75        02/01/21            2,285,240
  15,000   Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC)        5.50        01/01/36           16,751,550
   5,000   Massachusetts, Refg 2003 Ser D (Ambac)                             5.50        10/01/19            5,877,650
           Pennsylvania,
   1,495      First Ser 2003 RITES PA - 1112 A (MBIA)                         7.572+++    01/01/18            1,754,427
   2,055      First Ser 2003 RITES PA - 1112 B (MBIA)                         7.572+++    01/01/19            2,515,484
   4,000   Houston, Texas, Public Impr & Refg Ser 2001 B (FSA)                5.50 +++    03/01/17            4,467,320
   -----                                                                                                     ----------
  49,550                                                                                                     55,670,021
  ------                                                                                                     ----------

           Educational Facilities Revenue  (6.6%)
   2,500   University of Arizona COPs 2003 Ser B (Ambac)                      5.00        06/01/23            2,663,700
           University of California,
   2,000      Multiple Purpose Ser Q (FSA)                                    5.00        09/01/31            2,078,820
   2,000      Ser 2003 B (Ambac)                                              5.00        05/15/22            2,152,080
   3,000   District of Columbia, American Association for the Advancement of  5.125       01/01/27            3,157,980
              Science Ser 1997 (Ambac)
   4,000   Illinois Educational Facilities Authority, DePaul University       5.50        10/01/19            4,361,160
              Refg Ser 1997 (Ambac)
   4,000   New Hampshire Health & Education Facilities Authority, University
              of New Hampshire Ser 2001 (Ambac)                               5.125       07/01/33            4,196,920
   5,000   New Jersey Educational Facilities Authority, Higher Education
              Capital Impr Ser 2002 A (Ambac)++                               5.25        09/01/21            5,528,400
   -----                                                                                                     ----------
  22,500                                                                                                     24,139,060
  ------                                                                                                     ----------

           Electric Revenue (19.8%)
  10,000   California Department of Water Resources, Power Supply             5.375       05/01/18           11,122,600
              Ser 2002 A (Ambac)
   4,000   Lafayette, Louisiana, Utilities Ser 2004 (MBIA)                    5.25        11/01/25            4,401,840
   5,000   Nebraska Public Power District, 2003 Ser A (Ambac)                 5.00        01/01/35            5,210,700
   3,000   Long Island Power Authority, New York, Refg Ser 2003 C (FSA)       5.00        09/01/28            3,152,580
   6,000   North Carolina Municipal Power Agency #1, Catawba Ser 2003 A (MBIA)5.25        01/01/19            6,660,840
  10,000   South Carolina Public Service Authority, Ser 2003 A (Ambac)        5.00        01/01/27           10,536,500
           Lower Colorado River Authority, Texas,
  10,000      Refg Ser 1999 A (FSA)                                           5.875       05/15/16           11,273,100
   5,000      Refg Ser 2001 (FSA)                                             5.00        05/15/26            5,200,550
   8,800      Refg Ser 2002 (MBIA)                                            5.00        05/15/31            9,128,768
   5,000   Intermountain Power Agency, Utah, 2003 Ser A (FSA)                 5.00        07/01/21            5,404,250
   -----                                                                                                     ----------
  66,800                                                                                                     72,091,728
  ------                                                                                                     ----------

           Hospital Revenue (7.5%)
   5,000   Mesa Industrial Development Authority, Arizona, Discovery Health   5.875       01/01/16            5,645,450
              Ser 1999 A (MBIA)
   2,000   Illinois Finance Authority, Swedishamerican Health System Ser
              2004 (Ambac)                                                    5.00        11/15/31            2,075,120
   5,500   Massachusetts Health & Educational Facilities Authority, Lahey     5.625       07/01/15            5,567,100
              Clinic Medical Center Ser B (MBIA)
   2,000   Missouri Health & Educational Facilities Authority, SSM Health     5.00        06/01/22            2,071,960
              Care Ser 1998 A (MBIA)
   1,000   University of Medicine and Dentistry, New Jersey, Ser 2004         5.00        06/15/29            1,048,370
              COPs (MBIA)
   1,500   Medical University South Carolina Hospital Authority,              5.25        02/15/25            1,628,865
              FHA Insured Mortgage 2004 Ser A (MBIA)
           Amarillo Health Facilities Corporation, Texas,
   3,020      Baptist St Anthony's Hospital Ser 1998 (FSA)                    5.50        01/01/16            3,424,559
   5,075      Baptist St Anthony's Hospital Ser 1998 (FSA)                    5.50        01/01/17            5,777,888
   -----                                                                                                     ----------
  25,095                                                                                                     27,239,312
  ------                                                                                                     -----------

           Industrial Development/Pollution Control Revenue  (7.8%)
   7,500   Adams County, Colorado, Public Service Co of Colorado              5.875       04/01/14            7,520,400
              Refg 1993 Ser A (MBIA)
   5,000   Hawaii Department of Budget and Finance, Hawaiian Electric Co      6.20        11/01/29            5,650,200
              Ser 1999 C (AMT) (Ambac)
  12,000   Indiana Development Finance Authority, PSI Energy Inc              5.75        02/15/28           12,024,000
              Ser 1993 B (AMT) (MBIA)
   3,000   New York State Energy Research & Development Authority, Brooklyn   9.262++     07/08/26            3,058,920
   -----      Union Gas Co 1991 Ser D (AMT) (MBIA)                                                           ----------

  27,500                                                                                                     28,253,520
  ------                                                                                                     ----------

           Public Facilities Revenue  (9.3%)
   1,000   Phoenix Industrial Development Authority, Arizona,                 5.375       09/15/22            1,101,120
               Capital Mall LLC Ser 2000 (Ambac)
  15,000   Miami-Dade County School Board, Florida, 2003 Ser A (FGIC)         5.00        08/01/29           15,681,150
   3,000   Orange County School Board, Florida, Ser 2001 A COPs (Ambac)       5.25        08/01/14            3,360,900
   4,000   Kentucky State Property & Buildings Commission, Project # 79
              (MBIA)                                                          5.00        10/01/22            4,308,520
   4,200   New York State Dormitory Authority, School Districts 2002 Ser E
              (MBIA)                                                          5.50        10/01/17            4,757,340
   4,000   Puerto Rico Public Buildings Authority, Refg Ser J (Ambac)         5.00        07/01/36            4,409,440
   -----      (Mandatory Tender 07/01/12)                                                                    ----------
  31,200                                                                                                     33,618,470
  ------                                                                                                     ----------

           Recreational Facilities Revenue  (3.1%)
              Metropolitan Pier & Exposition Authority, Illinois,
   3,000      McCormick Place Refg Ser 2002 B (MBIA)                          0.00#       06/15/18            2,328,360
   5,000      McCormick Place Ser 2002 A (MBIA)                               5.25        06/15/42            5,332,550
   2,400   Marion County Convention & Recreational Facilities Authority,
              Indiana, Refg Ser 2003 A (Ambac)                                5.00        06/01/19            2,579,976
   1,000   Casino Reinvestment Development Authority, New Jersey, Ser 2004    5.25        01/01/22            1,120,670
   -----      (Ambac)                                                                                        ----------
  11,400                                                                                                     11,361,556
  ------                                                                                                     ----------

           Transportation Facilities Revenue  (30.2%)
   1,000   Phoenix Civic Improvement Corporation, Arizona, Sr Lien Airport    5.75        07/01/19            1,127,380
              Ser 2002 B (AMT) (FGIC)
           California Infrastructure & Economic Development Bank,
   5,000      Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A
              (FGIC)                                                          5.00        07/01/29            5,235,800
  10,000      Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A
              (Ambac)                                                         5.00        07/01/33           10,442,900
   9,000   Long Beach California, Harbor Refg Ser 1998 A (AMT) (FGIC)         6.00        05/15/18           10,641,330
   5,000   Atlanta, Georgia, Airport Passenger Facilities SubLien             5.00        01/01/33            5,207,550
              Ser C 2004 (FSA)
   4,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)    5.50        01/01/15            4,612,760

   5,000   Minneapolis-St Paul Metropolitan Airports Commission, Minnesota,   5.25        01/01/32            5,327,600
              Ser 2001 C (FGIC)
   3,000   St Louis, Missouri, Lambert Int'l Airport Ser 2001 A (MBIA)        5.00        07/01/20            3,174,300
   9,000   Nevada Department of Business & Industry, Las Vegas Monorail       5.375       01/01/40            9,531,450
              1st Tier Ser 2000 (Ambac)
   2,000   Delaware River Port Authority, Pennsylvania & New Jersey, Ser 1995 5.50        01/01/26            2,096,000
              (FGIC)**
           Metropolitan Transportation Authority, New York,
   3,000      Dedicated Tax Fund Ser 2002 A (FSA)                             5.25        11/15/24            3,309,240
  10,000      Transportation Refg Ser 2002 A (FGIC)                           5.00        11/15/25           10,683,700
   4,000   Port Authority of New York & New Jersey, Cons 135 Ser (MBIA)**     5.00        09/15/29            4,225,520
  10,000   Triborough Bridge & Tunnel Authority, New York, Refg 2002 E        5.25        11/15/22           11,067,800
              (MBIA)
   9,000   Dallas-Fort Worth International Airport, Texas, Ser 2003 A (AMT)   5.375       11/01/22            9,748,530
              (FSA)
   4,000   Texas Turnpike Authority, Central Texas First Tier Ser 2002 A      5.50        08/15/39            4,421,920
              (Ambac)
   3,000   Richmond Metropolitan Authority, Virginia, Refg Ser 2002 (FGIC)    5.25        07/15/22            3,469,890
   5,000   Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA)               5.625       02/01/24            5,465,950
   -----                                                                                                      ---------
 101,000                                                                                                    109,789,620
 -------                                                                                                    -----------

           Water & Sewer Revenue (26.6%)
   5,000   Los Angeles Department of Water & Power, California, Water         5.00        07/01/24            5,354,500
              2004 Ser C (MBIA)
   4,000   Oxnard Financing Authority, California, Water Ser 2004 (XLCA)      5.00        06/01/28            4,170,960
           San Diego County Water Authority, California,
   5,000      Ser 2002 A COPs (MBIA)                                          5.00        05/01/27            5,238,850
   5,000      Ser 2004 A COPs (FSA)                                           5.00        05/01/29            5,264,050
   5,000   Tampa Bay Water Authority, Florida, Ser 2001 A (FGIC)              5.00        10/01/28            5,196,300
   5,000   Atlanta, Georgia, Water & Wastewater, Ser 2004 (FSA)               5.00        11/01/23            5,393,800
   2,000   Augusta, Georgia, Water & Sewer Ser 2004 A (FSA)                   5.25        10/01/39            2,151,000
           Detroit, Michigan,
   3,000      Sewage Refg Ser 2003 A (FSA)                                    5.00        07/01/26            3,171,840
   8,000      Sewage Refg Ser 2003 A (FSA)                                    5.00        07/01/28            8,394,560
   3,000      Sewage Disposal Ser 2001 A (FGIC)                               5.125       07/01/31            3,143,730
   5,080   Las Vegas Water District, Nevada, Impr & Refg Ser 2003 A (FGIC)    5.25        06/01/19            5,622,239
   1,090   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)           5.00        01/01/23            1,156,327
   5,000   Allegheny County Sanitary Authority, Pennsylvania, Sewer Ser 2000  5.50        12/01/24            5,609,650
              (MBIA)
   5,000   Philadelphia, Pennsylvania, Water & Wastewater Ser 1998 (Ambac)    5.25        12/15/14            5,692,200
  15,000   Houston, Texas, Combined Utility Refg 2004 Ser A (FGIC)            5.25        05/15/23           16,521,450
   5,000   King County, Washington, Sewer Refg 2001 (FGIC)                    5.00        01/01/31            5,154,500
           Seattle, Washington,
   2,890      Water Refg 2003 (MBIA)                                          5.00        09/01/20            3,132,645
   2,870      Water Refg 2003 (MBIA)                                          5.00        09/01/23            3,076,037
   2,900   West Virginia Water Development Authority, Refg Ser B (Ambac)      5.25        11/01/23            3,204,297
   -----                                                                                                      ---------
  89,830                                                                                                     96,648,935
  ------                                                                                                     ----------

           Other Revenue  (5.0%)
   5,000   California, Economic Recovery Ser 2004 A (MBIA)                    5.00        07/01/15            5,556,850
           New York City Transitional Finance Authority, New York,
   3,575      2004 Ser C (MBIA)                                               5.00        02/01/20            3,889,493
   2,000      2000 Ser C (Ambac)                                              5.25        08/01/21            2,213,140
   2,500      2000 Ser C (Ambac)                                              5.25        08/01/22            2,764,175

   3,000   Alexandria Industrial Development Authority, Virginia, Institute   5.90        10/01/30            3,416,220
   -----      for Defense Analysis Ser 2000 A (Ambac)                                                         ---------
  16,075                                                                                                     17,839,878
  ------                                                                                                     ----------

           Refunded  (9.0%)
   3,275   Massachusetts Municipal Wholesale Electric Company, 1993 Ser A     5.00        07/01/10            3,539,063
              (Ambac) (ETM)
   8,000   Washoe County, Nevada, Reno - Sparks Convention Ltd Tax            5.75        07/01/22            8,110,160
              Ser 1993 A (FGIC) (ETM)
   5,000   Allegheny County Hospital Development Authority, Pennsylvania,     5.625       08/15/18            5,302,050
              Pittsburgh Mercy Health Ser 1996 (Ambac) (ETM)
  10,000   Rhode Island Depositors Economic Protection Corporation,           6.00        08/01/17           10,164,200
              Refg 1992 Ser B (MBIA) (ETM)
   5,000   South Carolina Transportation Infrastructure Bank, Ser 1999 A      5.50        10/01/09+           5,622,250
   -----      (Ambac)                                                                                         ---------
  31,275                                                                                                     32,737,723
  ------                                                                                                     ----------
 472,225   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $476,431,671)                                             509,389,823
 -------                                                                                                    -----------

           SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (0.8%)
   1,600   Redding, California, Electric Ser 1993 A COPs (FGIC)               9.461++      06/01/05+          1,633,392
     600   Port Authority of New York & New Jersey, Versatile Structure Ser 2 1.90*        05/01/19             600,000
              (Demand 02/01/05)
     800   Harris County Health Facilities Development Corporation, Texas,    1.90*        12/01/32             800,000
     ---      Methodist Hospital Ser 2002 (Demand 02/01/05)                                                     -------
   3,000   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (Cost $3,000,000)                               3,033,392
   -----                                                                                                      ---------

$475,225   TOTAL INVESTMENTS (Cost $479,431,671) (a)(b)                                       141.0%        512,423,215
========

           OTHER ASSETS IN EXCESS OF LIABILITIES                                                1.7           6,109,541

           PREFERRED SHARES OF BENEFICIAL INTEREST                                            (42.7)       (155,198,442)
                                                                                              ------       ------------

           NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                       100.0%       $363,334,314
                                                                                              =====        ============

--------------
     Note:     The categories of investments are shown as a percentage of net assets applicable to common shareholders.

      AMT      Alternative Minimum Tax.

     COPs      Certificates of Participation.

      ETM      Escrowed to maturity

     RITES     Residual Interest Tax - Exempt Securities (Illiquid securities).

       +       Prerefunded to call date shown.

      ++       A portion of this security has been physically segregated in connection with open futures contracts in the amount of $910,000.

     +++       Current coupon rate for inverse floating rate municipal
               obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $8,962,223 which represents 2.5% of net assets applicable to common shareholders.

      #        Currently a zero coupon security; will convert to 5.30% on
               June 15, 2012.

      *        Current coupon of variable rate demand obligation.

      **       Joint exemption in locations shown.

      (a)      Securities have been designated as collateral in an amount equal to $141,709,146 in connection with open futures contracts.

      (b)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
               unrealized appreciation is $33,004,955 and the aggregate gross unrealized depreciation is $13,411, resulting in net unrealized appreciation $32,991,544.

Bond Insurance:
---------------
     Ambac     Ambac Assurance Corporation.

     FGIC      Financial Guaranty Insurance Company.

      FSA      Financial Security Assurance Inc.

     MBIA      Municipal Bond Investors Assurance Corporation.

     XLCA      XL Capital Assurance Inc.

Futures Contracts Open at January 31, 2005:

                                                   DESCRIPTION,
NUMBER OF                                         DELIVERY MONTH                     UNDERLYING FACE              UNREALIZED
CONTRACTS             LONG/SHORT                     AND YEAR                        AMOUNT AT VALUE             DEPRECIATION
----------------    ---------------    --------------------------------------     ----------------------     ----------------------

      650               Short                U.S. Treasury Note 5 Yr
                                                    March/2005                        $(71,012,500)                $(336,941)

      650               Short                U.S. Treasury Note 10 Yr
                                                    March/2005                         (72,972,600)               (1,032,648)
                                                                                                             ----------------------

                                       Total unrealized depreciation.........................                    $(1,369,589)
                                                                                                             ======================

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             BASED ON MARKET VALUE AS A PRESENT OF TOTAL INVESTMENTS

Arizona                                                           2.1%
California                                                       14.1
Colorado                                                          1.5
District of Columbia                                              3.0
Florida                                                           5.8
Georgia                                                           2.5
Hawaii                                                            1.1
Illinois                                                          7.6
Indiana                                                           2.8
Kentucky                                                          0.8
Louisiana                                                         0.9
Massachusetts                                                     2.9
Michigan                                                          2.9
Minnesota                                                         1.0
Missouri                                                          1.0
Nebraska                                                          1.0
Nevada                                                            4.5
New Hampshire                                                     0.8
New Jersey                                                        2.7
New York                                                          9.7
North Carolina                                                    1.3
Ohio                                                              0.2
Pennsylvania                                                      4.5
Puerto Rico                                                       0.9
Rhode Island                                                      2.0
South Carolina                                                    3.5
Texas                                                            13.8
Utah                                                              1.1
Virginia                                                          1.3
Washington                                                        3.3
West Virginia                                                     0.6
Joint exemptions*                                               (1.2)
                                                               ------
Total+                                                         100.0%
                                                               ======
---------------
*    Joint exemptions have been included in each geographic location.

+    Does not include open short futures contracts with an underlying face amount of $143,985,100 with unrealized depreciation of $1,369,589.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2005

                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2005

                                            /s/ Francis Smith
                                            Francis Smith
                                            Principal Financial Officer

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